Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 22. Subsequent Events

Perkins Practice Acquisition

On April 29, 2022, the Company entered into an Asset Purchase Agreement with California Oncology of the Central Valley Medical Group, Inc., (the “Perkins Practice”) and Christopher Perkins, M.D., an individul. In conjunction with the acquisition, the Company also entered into a Professional Service Agreement with Oncology Associates of Fresno Medical Group, Inc. Christopher Perkins, M.D. owns all of the issued and outstanding equity interests of the Perkins Practice. The terms of the agreement states that the Company will purchase from the Perkins Practice certain assets, properties, and rights owned by the Perkins Practice, and the intangible assets associated with the asset acquisition. The Company will pay $10,400, with $8,400 of the consideration being paid in cash at closing and the remainder paid equally in two cash installments on each annual anniversary thereafter.